Borrowings and debt (Details 3) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	$ 1,526,095	$ 1,500,889
2020 Payments [member]
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	478,817
2021 Payments [member]
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	530,094
2022 Payments [member]
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	395,219
2023 Payments [member]
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	62,500
More than 5 years
Disclosure of Long term borrowings Terms [Line Items]
long-term borrowings and debt	$ 59,465